DWS World Dividend Fund
DWS World Dividend Fund
Investment Objective
The fund seeks total return, emphasizing both current income and capital appreciation.
Fees and Expenses of the Fund
These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 53) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees DWS World Dividend Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%	2.00%
Account Maintenance Fee (annually, for fund balances below $10,000 and subject to certain exceptions)	20	20	20	none	20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses DWS World Dividend Fund	Class A	Class B	Class C	INST Class	Class S
Management fee	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution/service (12b-1) fees	0.23%	1.00%	1.00%	none	none
Other expenses	0.40%	0.99%	0.36%	0.33%	0.47%
Total annual fund operating expenses	1.29%	2.65%	2.02%	0.99%	1.13%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DWS World Dividend Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	699	668	305	101	115
3 Years	960	1,123	634	315	359
5 Years	1,242	1,605	1,088	547	622
10 Years	2,042	2,345	2,348	1,213	1,375

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS World Dividend Fund (USD $)	Class A	Class B	Class C	INST Class	Class S
1 Year	699	268	205	101	115
3 Years	960	823	634	315	359
5 Years	1,242	1,405	1,088	547	622
10 Years	2,042	2,345	2,348	1,213	1,375

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 19%.
Principal Investment Strategy
Main investments. Normally, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend paying stocks. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities issued by foreign based companies.

The fund's investments will include primarily common stocks issued by US and foreign based companies and may also include preferred stocks and other equity securities such as convertible securities and warrants.

Management process. Although the fund may invest in companies of any size and from any country, it will invest mainly in common stocks of established companies in countries with developed economies. The fund will seek income by investing in dividend paying stocks. Portfolio management looks for companies it believes are fundamentally strong and that it expects to have high, sustainable dividend yields and stable cash flows.

In choosing securities, portfolio management uses a combination of analytical disciplines:
  Bottom-up research. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.
  Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.
  Analysis of regional themes. Portfolio management looks for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.
Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.
Main Risks
There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Dividend-paying stock risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, if the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Regional focus risk. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Past Performance
How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.
CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 26.32%, Q3 2009 Worst Quarter: -24.31%, Q4 2008
Average Annual Total Returns (For periods ended 12/31/2012 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 3/31/2005.
Average Annual Total Returns DWS World Dividend Fund	Class Inception	1 Year	5 Years	10 Years
Class A before tax	Mar. 19, 2001	4.47%	(5.93%)	6.01%
Class A After tax on distributions		3.87%	(6.39%)	5.42%
Class A After tax on distributions and sale of fund shares		3.45%	(5.00%)	5.28%
Class B before tax	Mar. 19, 2001	6.88%	(5.81%)	5.70%
Class C before tax	Mar. 19, 2001	10.04%	(5.60%)	5.76%
Class S before tax	Oct. 10, 1994	10.99%	(4.61%)	6.85%
Class S MSCI World High Dividend Yield Index		12.24%	(1.31%)
Class S MSCI World Index		15.83%	(1.18%)	7.51%

Average Annual Total Returns DWS World Dividend Fund	Class Inception	1 Year	5 Years	Since Inception
INST Class	Mar. 11, 2005	11.18%	(4.39%)	2.42%
INST Class MSCI World High Dividend Yield Index		12.24%	(1.31%)
INST Class MSCI World Index		15.83%	(1.18%)	4.10%

The Advisor believes the MSCI World High Dividend Yield Index, which was first calculated on 5/31/06, generally represents the fund's overall investment process. The Advisor believes the additional MSCI World Index reflects typical fund asset allocations and also provides comparative performance over a ten year period with a broad-based securities market index.